Subsequent events	12 Months Ended
Mar. 28, 2021
Disclosure of events after reporting period [Abstract]
Subsequent events	Subsequent events
Amendment to the term loan
On April 9, 2021, the Company entered into a repricing amendment to the term loan to decrease the interest to a rate of LIBOR plus an applicable margin of 3.50% from LIBOR plus an applicable margin of 4.25%. As a result of the repricing amendment, there were no changes to the following conditions from the existing term loan: a) the aggregate principal amount of US$300.0m; b) the maturity date of October 7, 2027; c) LIBOR may not be less than 0.75%, and d) existing derivative contracts entered into on October 30, 2020.